Note 15 - Long-Term Debt (Details) - Long-term Portion and Current Portion of Long-term Debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt, non-current	$ 7,707
Long-term debt, current	64,338	60,306
Long-term debt	72,045	60,306
Piraeus Bank A.E. [Member]
Debt Instrument [Line Items]
Long-term debt, current	32,525	32,525
Long-term debt	32,525	32,525
Portigon AG [Member]
Debt Instrument [Line Items]
Long-term debt, current	24,215	24,781
Long-term debt	24,215	24,781
Mojave Finance Inc. [Member]
Debt Instrument [Line Items]
Long-term debt, current	3,000	3,000
Long-term debt	3,000	3,000
Natixis [Member]
Debt Instrument [Line Items]
Long-term debt, non-current	7,707
Long-term debt, current	4,598
Long-term debt	$ 12,305